Financial risks - Fair value measurement of financial instruments (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Categories of financial instruments
Financial assets at amortized cost	kr 1,230,568	kr 1,033,297
Financial assets measured at fair value through profit or loss	325,949	329,678
Categories of financial instruments
Financial liabilities measured at amortized cost	1,043,547	367,802
Transfer out of level 1 to level 2, Assets	0	0
Transfer out of level 2 to level 1, Assets	0	0
Transfer out of level 1 to level 2, Liabilities	0	0
Transfer out of level 2 to level 1, Liabilities	0	0
Transfer into Level 3, Assets	0	0
Transfer into Level 3, Liabilities	0	0
Transfer out of level 3, Assets	0	0
Transfer out of level 3, Liabilities	0	0
Borrowing
Categories of financial instruments
Financial liabilities measured at amortized cost	647,906	0
Lease liabilities.
Categories of financial instruments
Financial liabilities measured at amortized cost	139,523	130,119
Trade payables.
Categories of financial instruments
Financial liabilities measured at amortized cost	64,558	70,384
Other liabilities.
Categories of financial instruments
Financial liabilities measured at amortized cost	191,560	167,299
Deposits
Categories of financial instruments
Financial assets at amortized cost	12,638	16,650
Trade receivables.
Categories of financial instruments
Financial assets at amortized cost	73,025	46,484
Other receivables
Categories of financial instruments
Financial assets at amortized cost	15,802	9,942
Cash and cash equivalents.
Categories of financial instruments
Financial assets at amortized cost	1,129,103	960,221
Marketable securities.
Categories of financial instruments
Financial assets measured at fair value through profit or loss	299,042	297,345
Other investments.
Categories of financial instruments
Financial assets measured at fair value through profit or loss	kr 26,907	kr 32,333